Revenue (Details) - Schedule of Contract Assets - USD ($)	Sep. 30, 2023	Dec. 31, 2022
Contract Assets
Deferred contract costs	$ 549	$ 6,633
Unbilled receivables	1,456	346
Total	$ 2,005	$ 6,979